Leases (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets
The movement in the right-of-use assets is as follows:

	SA Rand
Figures in million	2022	2021
Balance at beginning of year	262	151
Acquisition of Mponeng operations and related assets[1]	—	11
Additions	353	174
Modifications	(2)	35
Depreciation	(166)	(80)
Terminations	—	(1)
Translation	33	(28)
Balance at end of year	480	262

Disclosure of quantitative information about leases for lessee
The movement in the lease liabilities is as follows:

	SA Rand
Figures in million	2022	2021
Balance at beginning of year	261	141
Acquisition of Mponeng operations and related assets[1]	—	40
Additions	315	135
Modifications	(2)	35
Interest expense on lease liabilities	19	13
Lease payments made	(177)	(80)
Terminations	—	(1)
Translation	26	(22)
Balance at end of year	442	261
Current portion of lease liabilities	197	107
Non-current portion of lease liabilities	245	154

Disclosure Of Maturity Analysis of Capitalised Leases
The maturity of the group's undiscounted lease payments is as follows:

	SA Rand
Figures in million	2022	2021
Less than and including one year	206	112
Between one and five years	205	225
Five years and more	133	—
Total	544	337

Disclosure of qualitative information about leases for lessee Income Statement
The amounts included in the income statement relating to leases:

	SA Rand
Figures in million	2022	2021
Depreciation of right-of-use assets[1]	166	80
Interest expense on lease liabilities[2]	19	13
Short-term leases expensed[3]	134	187
Leases of low value assets expensed[3]	21	15
Variable lease payments expensed[3,4]	1 050	883
[1]Included in depreciation and amortisation.
[2]Included in finance costs.
[3]Included in production costs and corporate, administration and other expenditure.
[4]These payments relate mostly to mining and drilling contracts. Variable lease payments comprise 76% of the total lease payments made during the period. The majority of the variable lease payments made relate to the contracting of specialists for mining operations at Harmony's open-pit mines and are determined on a per tonne or square metre basis.

Disclosure of lease payments
The total cash outflows for leases are:

	SA Rand
Figures in million	2022	2021
Lease payments made for lease liabilities	177	80
Short-term lease payments	134	187
Lease payments of low value assets leased	21	15
Variable lease payments	1 050	883
Total cash outflows for leases	1 382	1 165

During 2022, Harmony reached financial close on power purchase agreements for the procurement of electricity from 30 MW photovoltaic generation facilities. These agreements constitute variable lease contracts that Harmony is committed to but which have not yet commenced as at 30 June 2022. The variable lease payments from these contracts are to be determined with reference to the quantity of megawatt hours (MWh) generated by the facilities.